SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2015
SHARE-BASED COMPENSATION.
Schedule of share-based compensation expense, which is a noncash charge, included in the consolidated statements of operations

	Thousands of Yen
	2013	2014	2015
Cost of revenue	¥11,233	¥8,565	¥5,200
Selling, general and administrative expenses	43,686	62,231	21,960

Pre-tax share-based compensation expense	54,919	70,796	27,160
Income tax benefit	(3,138)	(6,426)	(2,722)

Total share-based compensation expense, net of tax	¥51,781	¥64,370	¥24,438

Schedule of weighted-average assumptions used in estimating the fair value of options granted
	2013	2014	2015
Expected life of stock option (years)	4.3	4.3	4.3
Expected volatility	112.0%	104.4%	109.3%
Risk-free interest rate	0.2%	0.3%	0.2%
Expected dividend yield	4.7%	1.2%	0.8%

Schedule of weighted-average grant-date fair value per option
	Thousands of Yen
	2013	2014	2015
Weighted-average grant-date fair value per option to purchase one share	¥379	¥258	¥293

Summary of stock option activity

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (Thousands of Yen)
Outstanding—March 31, 2014	1,324,000	¥304
Granted	200,000	489
Exercised	(80,000)	221
Forfeited	(95,000)	538
Expired	(17,000)	810

Outstanding—March 31, 2015	1,332,000	¥314	2.8	¥830,257

Vested and expected to vest — March 31, 2015	1,277,340	¥306	2.8	¥805,769

Exercisable—March 31, 2015	840,000	¥178	1.9	¥637,640

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (Thousands of Yen)
Outstanding—March 31, 2014	88,000	¥518
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—

Outstanding—March 31, 2015	88,000	¥518	4.1	¥275,573

Vested — March 31, 2015	88,000	¥518	4.1	¥275,573

Exercisable—March 31, 2015	88,000	¥518	4.1	¥275,573

Summary of status of the Company's nonvested stock options and their weighted-average grant date fair value
	Shares	Weighted-Average Grant Date Fair Value
Nonvested—April 1, 2014	1,124,000	¥209
Granted	200,000	293
Vested	(737,000)	169
Forfeited	(95,000)	308

Outstanding—March 31, 2015	492,000	¥292